Derivatives - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	$ (1,200)		$ (1,200)
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification and tax	14,900	$ 0	(10,100)	$ 0
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	$ 1,400	$ 0	$ 3,600	$ 0
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate derivatives held | instrument					2
Derivative, notional amount					$ 2,101,000
Derivative, fixed interest rate					0.42%
Interest Rate Caps | Total derivatives designated as hedging instruments | SOFR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, variable interest rate, reference rate in excess of					4.75%
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount					$ 1,101,000
Derivative, fixed interest rate					3.40%